OPERATING SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
OPERATING SEGMENT INFORMATION
Number of segments									5
Operating segment information
Revenues	$ 2,705	$ 2,842	$ 2,830	$ 2,702	$ 2,619	$ 2,741	$ 2,914	$ 2,913	$ 11,079	$ 11,187	$ 11,221
Segment EBITDA									888	1,187	1,039
Interest expense, net									(203)	(238)	(262)
Income tax expense-continuing operations									(137)	(179)	(113)
Income tax benefit-discontinued operations									2	3	5
Depreciation and amortization									(424)	(408)	(416)
Net income attributable to Huntsman International LLC	32	68	49	(23)	(45)	117	127	166	126	365	253
Subtotal
Operating segment information
Segment EBITDA									893	1,192	1,045
Depreciation and amortization									(422)	(403)	(416)
Discontinued Operations
Operating segment information
Segment EBITDA									(5)	(5)	(6)
Depreciation and amortization									(2)	(5)
Operating segments | Polyurethanes
Operating segment information
Revenues									4,964	4,894	4,434
Segment EBITDA									696	726	469
Depreciation and amortization									(156)	(152)	(160)
Operating segments | Performance Products
Operating segment information
Revenues									3,019	3,065	3,301
Segment EBITDA									372	360	385
Depreciation and amortization									(121)	(113)	(110)
Operating segments | Advanced Materials
Operating segment information
Revenues									1,267	1,325	1,372
Segment EBITDA									86	54	125
Depreciation and amortization									(38)	(31)	(33)
Operating segments | Textile Effects
Operating segment information
Revenues									811	752	737
Segment EBITDA									(78)	(49)	(199)
Depreciation and amortization									(17)	(23)	(27)
Operating segments | Pigments
Operating segment information
Revenues									1,269	1,436	1,642
Segment EBITDA									79	352	501
Depreciation and amortization									(73)	(69)	(74)
Eliminations
Operating segment information
Revenues									(251)	(285)	(265)
Corporate and other
Operating segment information
Segment EBITDA									(262)	(251)	(236)
Depreciation and amortization									$ (17)	$ (15)	$ (12)